Income Taxes - Major Components of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current income taxes	$ 24	$ 24
Deferred income taxes	909	96
Total income taxes	$ 933	$ 120